Debt and Capital Lease Obligations (Other Facilities Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2013	Mar. 31, 2014	Dec. 31, 2013 Corporate Credit Facility [Member]	Dec. 31, 2013 Second Lien Credit Agreement [Member]	Dec. 31, 2013 Solar Energy [Member] Construction Financing Revolver [Member]	Dec. 31, 2011 Solar Energy [Member] Construction Financing Revolver [Member]	Sep. 30, 2011 Solar Energy [Member] Construction Financing Revolver [Member]	Dec. 31, 2013 Solar Energy [Member] Other System Financing [Member]
Debt Instrument [Line Items]
Unamortized Debt Issuance Expense					$ 8,900,000
Debt, proceeds collected under sales agreement, current									18,400,000
Line of Credit Facility, Maximum Borrowing Capacity			265,000,000	400,000,000		150,000,000	300,000,000	50,000,000
Line of Credit Facility, Percent Of Outstanding Balance Required To Post Under Covenant Terms						15.00%
Line of Credit Facility, Amount Outstanding						59,700,000
Short Term Committed Financing Arrangements Maximum Amount		30,600,000
Short Term Committed Financing Arrangements Unavailable Amount Due to Third Party Letters of Credit		15,900,000
Interest Costs, Capitalized During Period	$ 19,900,000	$ 22,300,000